Acquisitions and divestitures - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Jan. 01, 2025	May 31, 2023	Jul. 01, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Aug. 01, 2023	Oct. 01, 2022
Business Acquisition [Line Items]
Deferred tax assets, gross					$ 81,074	$ 71,389
Deferred tax liabilities, net								$ 200
Stock issued during period, value, acquisitions				$ 89,919		209,939	$ 120,961
Exchange of assets into common share										960,000
Gain on sale of intangible assets		$ 21,600			$ 0	$ (21,634)	0
Payments for merger related costs							$ 44,200
Common share related to merger termination							396,514
Hashnote Holdings LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Business combination, consideration transferred	$ 100,100
Payments to acquire businesses, gross	10,200
Business combination purchase price adjustment	$ 300
Stock issued during period, shares, acquisitions	1,800,000
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill	$ 4,480
Hashnote Holdings LLC [Member] | Software Developments [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill	$ 1,700
Finite-lived intangible asset, useful life	2 years
Hashnote Holdings LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill	$ 2,800
Hashnote Holdings LLC [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions	2,900,000
Centre Consortium LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired									50.00%
Business acquisition, transaction costs									$ 209,900
Deferred tax assets, gross									8,700
Deferred tax liabilities, net									$ 57,300
Business acquisition of common stock of the company measured at fair value									8,400,000
Billeto Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%
Business combination, consideration transferred			$ 30,800
Payments to acquire businesses, gross			14,400
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill			4,600
Stock issued during period, value, acquisitions			$ 16,400
Stock issued during period, shares, employee benefit plan			1,300,000
Billeto Inc [Member] | Software Developments [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill			$ 4,600
Finite-lived intangible asset, useful life			2 years
Billeto Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions			300,000
Cybavo Pte Ltd [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%
Business combination, consideration transferred			$ 142,200
Payments to acquire businesses, gross			37,600
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill			24,407
Stock issued during period, value, acquisitions			$ 104,500
Stock issued during period, shares, employee benefit plan			1,600,000
Loan converted into shares			$ 10,000
Cybavo Pte Ltd [Member] | Software Developments [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill			$ 15,600
Finite-lived intangible asset, useful life			6 years
Cybavo Pte Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill			$ 6,600
Finite-lived intangible asset, useful life			2 years 6 months
Cybavo Pte Ltd [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill			$ 2,200
Finite-lived intangible asset, useful life			8 years 6 months
Cybavo Pte Ltd [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions			2,200,000